NOTE 7. LEASING ARRANGEMENT AND COMMITMENTS - Commercial Leasing Space (Details) - Block 40 L L C 2023 [Member]	Dec. 31, 2023 USD ($)
Operating Leases, Future Minimum Payments Receivable, Remainder of Fiscal Year	$ 480,000
Operating Leases, Future Minimum Payments Receivable, in Two Years	804,000
Operating Leases, Future Minimum Payments Receivable, in Three Years	827,000
Operating Leases, Future Minimum Payments Receivable, in Four Years	847,000
Operating Leases, Future Minimum Payments Receivable, in Five Years	867,000
Operating Leases, Future Minimum Payments Receivable, Thereafter	4,917,000
Operating Leases, Future Minimum Payments Receivable, Current	$ 8,742,000